Provisions (Tables)	12 Months Ended
Jun. 30, 2024
Provisions.
Schedule of provisions

(in € thousands)	Dismantling	Other	Total
Beginning of fiscal year	670	88	758
Additions	1,976	—	1,976
Releases	—	(88)	(88)
Utilizations	—	—	—
Beginning of fiscal year	2,646	—	2,646
Additions	143	—	143
Releases	—	—	—
Utilizations	—	—	—
End of fiscal year	2,789	—	2,789